Note Related party transactions (Financial Condition accounts outstanding with PR Asset Portfolio 2013-1 International, LLC) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Deposits	$ (431,000)	$ (328,000)
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Loans	0	3,866
Accounts receivables (Other assets)	0	19
Deposits	(10,501)	(9,692)
Total	$ (10,501)	$ (5,807)